Pension and Other Postretirement Benefits (Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension benefits [Member]
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	3.90%	4.30%
Rate of compensation increase	3.00%	3.00%
Weighted average assumptions used to determine net periodic costs for the year ended December 31:
Discount rate	4.30%	4.60%
Expected long-term return on plan assets	6.40%	6.40%
Rate of compensation increase	3.00%	3.00%
Postretirement benefits [Member]
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	3.90%	4.10%
Weighted average assumptions used to determine net periodic costs for the year ended December 31:
Discount rate	4.10%	4.20%
Expected long-term return on plan assets	2.00%	2.00%
Defined Benefit Plan, Assumed Health Care Cost Trend Rates
Projected health care cost trend rate	7.00%	6.60%
Ultimate trend rate	5.00%	5.00%
Year ultimate trend rate is achieved	2023	2021